Investments in Associates and Joint Ventures - Equity method (Details) - MXN ($) $ in Thousands	1 Months Ended					12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments in associates and joint ventures
Investments in associates and joint ventures						$ 14,110,752	$ 12,092,254	$ 9,271,901
Investment in intangible assets and goodwill						$ 35,886,434	$ 37,734,771	$ 38,106,325
UHI
Investments in associates and joint ventures
Ownership interest in associate				10.00%	7.80%	10.00%	10.00%
Investments in associates and joint ventures						$ 8,144,843	$ 7,236,587
Imagina
Investments in associates and joint ventures
Ownership interest in associate			19.90%	19.90%	14.50%	19.90%
Investments in associates and joint ventures						$ 3,845,823	2,962,102
Ocesa Entretenimiento, S.A. de C.V. and subsidiaries (collectively, "OCEN")
Investments in associates and joint ventures
Ownership interest in associate						40.00%
Investments in associates and joint ventures						$ 1,059,391	998,117
Other
Investments in associates and joint ventures
Investments in associates and joint ventures						$ 101,058	100,060
Grupo de Telecomunicaciones de Alta Capacidad, S.A.P.I. de C.V. ("GTAC")
Investments in associates and joint ventures
Ownership interest in joint venture						33.33%
Investments in associates and joint ventures						$ 720,806	728,504
Periodico Digital Sendero, S.A. P.I. de C.V. and subsidiary ("PDS")
Investments in associates and joint ventures
Ownership interest in joint venture	50.00%	50.00%				50.00%
Investments in associates and joint ventures						$ 180,159
Fair value of total consideration	$ 81,749
Investment in intangible assets and goodwill						$ 113,837
The Second Screen Company Latam, S.L. ("The Second Screen")
Investments in associates and joint ventures
Ownership interest in joint venture						50.00%
Investments in associates and joint ventures						$ 58,672	57,662
Televisa CJ Grand, S.A. de C.V. ("Televisa CJ Grand")
Investments in associates and joint ventures
Ownership interest in joint venture						50.00%
Investments in associates and joint ventures							$ 9,222